NOTES PAYABLE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Short-term Debt
Notes payable - bank acceptance notes	$ 8,895,107	$ 8,722,832
Restricted cash	$ 6,025,718	4,070,655
Bank fee percentage	0.05%
Principal amount on commission of issuance on restricted cash	$ 6,000,000	4,100,000
Bank Acceptance Note One [Member]
Short-term Debt
Notes payable - bank acceptance notes	$ 1,147,756
Repayment date	Sep. 05, 2020
Bank Acceptance Note Two [Member]
Short-term Debt
Notes payable - bank acceptance notes	$ 3,443,266
Repayment date	Aug. 30, 2020
Bank Acceptance Note Three [Member]
Short-term Debt
Notes payable - bank acceptance notes	$ 1,434,695
Repayment date	Jul. 15, 2020
Bank Acceptance Note Four [Member]
Short-term Debt
Notes payable - bank acceptance notes	$ 1,434,695
Repayment date	Jul. 12, 2020
Bank Acceptance Note Five [Member]
Short-term Debt
Notes payable - bank acceptance notes	$ 1,434,695
Repayment date	Mar. 14, 2020
Bank Acceptance Note Six [Member]
Short-term Debt
Notes payable - bank acceptance notes		$ 726,903
Repayment date		Sep. 28, 2019
Bank Acceptance Note Seven [Member]
Short-term Debt
Notes payable - bank acceptance notes		$ 726,903
Repayment date		Sep. 28, 2019
Bank Acceptance Note Eight [Member]
Short-term Debt
Notes payable - bank acceptance notes		$ 2,326,088
Repayment date		Aug. 28, 2019
Bank Acceptance Note Nine [Member]
Short-term Debt
Notes payable - bank acceptance notes		$ 2,326,088
Repayment date		Aug. 28, 2019
Bank Acceptance Note Ten [Member]
Short-term Debt
Notes payable - bank acceptance notes		$ 828,669
Repayment date		Mar. 07, 2019
Bank Acceptance Note Eleven [Member]
Short-term Debt
Notes payable - bank acceptance notes		$ 334,375
Repayment date		Mar. 06, 2019
Bank Acceptance Note Twelve [Member]
Short-term Debt
Notes payable - bank acceptance notes		$ 726,903
Repayment date		Feb. 07, 2019
Bank Acceptance Note Thirteen [Member]
Short-term Debt
Notes payable - bank acceptance notes		$ 726,903
Repayment date		Feb. 06, 2019